UNITED STATES
                      SECUTITIES AND EXCHANGE COMMISSION
                             WASHINGTON, DC  20549


                             FORM 13F COVER PAGE

REPORT FOR THE CALENDAR YEAR OR QUARTER ENDED:  MARCH 31, 1999

CHECK HERE IF AMENDMENT [X]; AMENDMENT NUMBER;1
THIS AMENDMENT (CHECK ONLY ONE.): [X] IS A RESTATEMENT
                                  [ ] ADDS NEW HOLDINGS ENTRIES.

INSTITUTIONAL INVESTMENT MANAGER FILLING THIS REPORT:

NAME:    HENRY H. ARMSTRONG ASSOCIATES, INC.
ADDRESS: 1706 ALLEGHENY TOWER
         625 STANWIX STREET
         PITTSBURGH, PA  15222

13F FILE NUMBER:    28-7012

THE INSTITUTIONAL INVESTMENT MANAGER FILING THIS REPORT AND THE PERSON BY WHOM IT IS SIGNED HEREBY REPRESENT THAT THE PERSON SIGNING THE REPORT IS
AUTHORIZED TO SUBMIT IT, THAT ALL INFORMATION CONTAINED HEREIN IS TRUE, CORRECT AND COMPLETE, AND THAT IT IS UNDERSTOOD THAT ALL REQUIRED ITEMS, STATEMENTS, SCHEDULES, LISTS, AND TABLES, ARE CONSIDERED INTEGRAL PARTS
OF THIS FORM.

PERSON SIGNING THIS REPORT ON BEHALF OF REPORTING MANAGER:

NAME:      JAMES MCKAY AMRSTRONG
TITLE:     PRESIDENT
PHONE:     412-471-1551
SIGNATURE, PLACE, AND DATE OF SIGNING:

    JAMES MCKAY ARMSTRONG             PITTSBURGH, PA          APRIL 23, 1999


REPORT TYPE (CHECK ONLY ONE.):

[X]    13F HOLDINGS REPORT
[ ]    13F NOTICE
[ ]    13F COMBINATION REPORT

LIST OF OTHER MANAGERS REPORTING FOR THIS MANAGER:



I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

                                  FORM 13F SUMMARY PAGE

REPORT SUMMARY:

NUMBER OF OTHER INCLUDED MANAGERS:             0

FORM 13F INFORMATION TABLE ENTRY TOTAL:        47

FORM 13F INFORMATION VALUE TOTAL:              $237,883

LLIST OF OTHER INCLUDED MANAGERS:

NO.         13F FILE NUMBER                NAME




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FORM 13F INFORMATION TABLE


NAME OF ISSUER  TITLE     CUSIP    VALUE  SHARES/ INVSTMNT  OTHER  VOTING AUTH
	       OF CLASS          (X$1000) PRN AMT DSCRETN   MGRS  SOLE SHRD NONE
 ................................................................................
Abbott Labs     Common	002824100   3347     71490   Sole	            71490
Allegheny TeledyneCommon017415100    215     11373   Sole	            11373
Am. Home Prod.  Common	026609107   2978     45634   Sole	            45634
Am. Intl. Gr	Common	026874107    744      6170   Sole                    6170
Armstrong World Common	042476101    227      5030   Sole                    5030
Automatic Data 	Common	053015103   6081    146970   Sole                  146970
Berkshire Hath	Common	084670991  17136       240   Sole                     240
Berkshire Hath	Common	084670207   2029       863   Sole                     863
Bristol-Myers 	Common	110122108   2495     38912   Sole                   38912
CBS Corp.	Common	12490K107    219      5356   Sole                    5356
Cedar Fair L.P.	L. P.	150185106   1050     41800   Sole                   41800
Cisco Systems	Common	17275R102  22236    202953   Sole                  202953
Citigroup	Common	172967101    252      3946   Sole                    3946
Coca-Cola Co.	Common	191216100  13775    224436   Sole                  224536
DuPont  	Common	263534109    296      5092   Sole                    5092
Emerson Elec.	Common	291011104    896     16918   Sole                   16918
Exxon		Common	302290101   6819     96630   Sole                   96630
First Data      Common	319963104   5330    124674   Sole                  124674
Freddie Mac	Common	313400301  10834    189039   Sole                  189039
General ElectricCommon	369604103  23253    210201   Sole                  210201
Gillette Co.	Common	375766102  10951    184250   Sole                  184250
H.J. Heinz Co.	Common	423074103   2308     48710   Sole                   48710
Hewlett Packard	Common	428236103   5561     82009   Sole                   82009
IBM		Common	459200101    803      4533   Sole                    4533
Intel Corp.	Common	458140100   7735     65072   Sole                   65072
Johnson & JohnsonCommon	471160104   6800     72730   Sole                   72730
Lucent Tech.	Common	549463107    435      4026   Sole                    4026
Medtronic	Common	585055106  11461    159460   Sole                  159460
Merck & Co.	Common	589331107   9029    112692   Sole                  122692
Microsoft	Common	594918104  24496    273320   Sole                  273320
Minn. Mining 	Common	604059105   1031     14571   Sole                   14571
Mutual Risk Mgt.Common	628351108   8991    233527   Sole                  233527
National City 	Common	635405103   9333    140605   Sole                  140605
Northern TelecomCommon	665815106    352      5670   Sole                    5670
PepsiCo		Common	713448108    274      7000   Sole                    7000
Pfizer Inc.	Common	717081103   2500     18020   Sole                   18020
PNC Bank Corp.	Common	693475105    419      7532   Sole                    7532
PPG Industries	Common	693506107   1725     33649   Sole                   33649
Procter & GambleCommon	742718109   2962     30240   Sole                   30240
Rockwood Hldgs	Common	774413108      0     10629   Sole                   10629
Sara Lee Corp.	Common	803111103    666     26910   Sole                   26910
Unitrin Inc.	Common	913275103    351     11240   Sole                   12240
Valspar Corp.	Common	920355104   3133     99250   Sole                   99250
Walgreen Co.	Common	931422109   1274     45100   Sole                   45100
Walt Disney Co.	Common	254687106    538     17271   Sole                   17271
WD-40 Co.	Common	929236107    560     19300   Sole                   19300
Wm. Wrigley Jr. Common	982526105   3983     44040   Sole                   44040
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